Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other payables and accrued liabilities
Schedule of other payables and accrued liabilities

		December 31,
	Note	2025	2024
Accrued professional fees		$456	$657
Accrued staff costs and staff benefits		150	115
Rental deposits from tenants		206	206
Contract liabilities		522	148
Interest receipt in advance		1	1
Advances from unrelated parties	*	18	547
Accrued legal expense		13,173	—
Others		456	189
		$14,982	$1,863
*	The advances from unrelated parties were unsecured, interest free and have no fixed terms of repayment.